Cover	Nov. 12, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 12, 2026
Entity Registrant Name	ASCEND WELLNESS HOLDINGS, INC.
Amendment Flag	false
Entity Central Index Key	0001756390
Entity Incorporation, State or Country Code	DE
Entity File Number	333-254800
Entity Tax Identification Number	83-0602006
Entity Address, Address Line One	174 NJ-17
Entity Address, City or Town	Rochelle Park
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07662
City Area Code	646
Local Phone Number	661-7600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false